Income taxes - Tax rates (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Effective tax rate	(4.30%)	2.70%	21.10%	12.10%